Note 14 - Major Customer	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of major customers [text block]
14.	MAJOR CUSTOMER

The Company had sales to a major customer in the period ended in
March 31, 2021
and
March 31, 2020,
a government agency of the People's Republic of China. The total percentage of sales to this customer during the period was
18%
(
2020
-
27%
,
2019
-
28%
) and the total percentage of accounts receivable at
March 31, 2021
was
84%
(
2020
-
94%
,
2019
-
86%
).